Events After the Reporting Period	12 Months Ended
Dec. 31, 2023
Events after the reporting period [Abstract]
Events after the reporting period
19.	Events after the reporting period

Subsequent to December 31, 2023, the following reportable events were completed:

(a)	The Company issued 5,451,669 shares pursuant to the exercise of warrants for gross proceeds of $16,507,663 (C$22,280,554).

(b)	The Company issued 127,716 shares pursuant to the exercise of brokers warrants for gross proceeds of $411,979 (C$556,052).

(c)	The Company sold 393,365 common shares in accordance with the Company’s ATM program for gross proceeds of $1,595,143.

(d)	The Company sold 102,400 common shares in accordance with the Company’s ATM program for gross proceeds of $412,782 (C$557,133).

(e)	The Company issued 6,872,143 common shares and paid $197,701 in accrued interest pursuant to the conversion of the outstanding balance on its convertible note by its holder (Note 12).

(f)	The Company issued 697,754 common shares pursuant to the exercise of stock options for gross proceeds of $900,077 (C$1,214,843).

(g)	The Company granted 425,000 stock options to employees and contractors with an average exercise price of C$6.11.

(h)	The Company received $85,500 pursuant to the release of a cash bond held by the Bureau of Land Management pertaining to Arizona state mineral leases (Note 10).

(i)	The Company sold 15,000,000 shares of Anfield Energy Inc for gross proceeds of C$1,097,950.

(j)	The Company purchased 1,716,260 units of NFI at a price of C$0.60 per unit. Each unit is comprised of 1 common share and one half of a warrant. This investment maintained the Company’s ownership level at 19.9%.

(k)	The Company received $60 million in consideration of Boss Energy’s 30% share of a joint venture arrangement for the Company’s Alta Mesa project.

(l)	The Company received $10 million from Boss Energy for a private placement of 2,564,102 enCore common shares at $3.90 per share.

(m)	The Company entered into a loan agreement providing for up to 200,000 pounds of uranium to be lent by Boss Energy.

(n)	The Company entered a strategic collaboration agreement with Boss Energy to research and develop the Company’s PFN technology, to be financed equally by each party.

(o)	In the normal course of business, the Company completed the following uranium transactions related to existing uranium contracts (Note 3).:

1)	Purchased 125,000 lbs for $9,822,500
2)	Sold 320,000 lbs for $30,491,000
3)	Received a loan of 200,000 lbs